REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.8%
	AEROSPACE & DEFENSE — 3.8%
950,000	Boeing Company (The)	4.5080	05/01/23	$ 950,000
796,000	L3 Technologies, Inc.	3.9500	05/28/24	786,484
1,000,000	L3Harris Technologies, Inc.	3.8500	06/15/23	998,211
1,500,000	Northrop Grumman Corporation	3.2500	08/01/23	1,491,301
500,000	Raytheon Technologies Corporation	3.7000	12/15/23	495,387
				4,721,383
	ASSET MANAGEMENT — 0.4%
500,000	Charles Schwab Corporation (The)	3.5500	02/01/24	491,959

	AUTOMOTIVE — 3.9%
500,000	Daimler Finance North America, LLC(a)	3.6500	02/22/24	493,159
500,000	Ford Motor Credit Company, LLC	3.0960	05/04/23	500,751
400,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	393,728
525,000	Ford Motor Credit Company, LLC	3.8100	01/09/24	516,112
750,000	General Motors Financial Company, Inc.	4.1500	06/19/23	748,417
1,000,000	General Motors Financial Company, Inc.	1.7000	08/18/23	988,969
200,000	Volkswagen Group of America Finance, LLC(a)	3.1250	05/12/23	199,865
1,000,000	Volkswagen Group of America Finance, LLC(a)	4.2500	11/13/23	993,300
				4,834,301
	BANKING — 15.3%
829,000	Bank of Ireland Group plc(a)	4.5000	11/25/23	819,274
404,000	Bank of Montreal(b)	0.4500	12/29/23	390,398
500,000	Bank of Montreal	3.3000	02/05/24	491,926
1,100,000	Banque Federative du Credit Mutuel S.A.	3.7500	07/20/23	1,095,374
250,000	BNP Paribas S.A.(a)	4.3750	09/28/25	239,929
663,000	BPCE S.A.(a)	5.7000	10/22/23	658,105
700,000	BPCE S.A.(a)	4.5000	03/15/25	676,798
500,000	Canadian Imperial Bank of Commerce	3.8500	02/16/24	494,430
500,000	Citibank NA	3.6500	01/23/24	494,201
500,000	Cooperatieve Rabobank UA(a)	3.8750	09/26/23	496,411
100,000	Cooperatieve Rabobank UA	4.6250	12/01/23	99,242
1,168,000	Credit Agricole S.A.(a)	4.3750	03/17/25	1,135,985
1,000,000	Danske Bank A/S(a)	3.8750	09/12/23	991,832
1,000,000	Discover Bank	4.2000	08/08/23	994,107

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.8% (Continued)
	BANKING — 15.3% (Continued)
100,000	Fifth Third Bancorp		4.3000	01/16/24	$ 98,502
850,000	Fifth Third Bancorp		3.6500	01/25/24	835,902
1,000,000	ING Bank N.V.(a)		5.8000	09/25/23	1,000,179
1,000,000	KeyBank NA(c)	SOFRRATE + 0.340%	5.1610	01/03/24	988,011
515,000	Mitsubishi UFJ Financial Group, Inc.		3.7610	07/26/23	512,753
1,013,000	Natwest Group plc		3.8750	09/12/23	1,004,303
500,000	Nordea Bank Abp(a)		3.7500	08/30/23	496,966
1,000,000	PNC Bank NA		3.8000	07/25/23	994,866
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	905,109
1,000,000	Svenska Handelsbanken A.B.		3.9000	11/20/23	992,128
131,000	Toronto-Dominion Bank (The)		0.4500	09/11/23	128,440
420,000	Toronto-Dominion Bank (The)		2.6500	06/12/24	408,136
1,000,000	Wells Fargo & Company		4.1250	08/15/23	996,083
470,000	Wells Fargo & Company Class MTN(d)	SOFRRATE + 1.600%	1.6540	06/02/24	468,388
					18,907,778
	BEVERAGES — 0.2%
267,000	Diageo Capital plc		3.5000	09/18/23	265,421

	BIOTECH & PHARMA — 0.9%
200,000	AbbVie, Inc.		3.7500	11/14/23	198,248
355,000	Bayer US Finance II, LLC(a)		3.8750	12/15/23	351,373
529,000	Gilead Sciences, Inc.		2.5000	09/01/23	523,855
					1,073,476
	CHEMICALS — 0.2%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	197,448

	CONSTRUCTION MATERIALS — 0.8%
1,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	989,788

	CONTAINERS & PACKAGING — 0.3%
400,000	Ball Corporation		4.0000	11/15/23	396,632

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.8% (Continued)
	ELECTRIC UTILITIES — 3.0%
560,000	American Electric Power Company, Inc.	0.7500	11/01/23	$ 546,940
350,000	Electricite de France S.A.(a)	3.6250	10/13/25	342,743
700,000	Enel Finance International N.V.(a)	2.6500	09/10/24	675,716
500,000	Pennsylvania Electric Company(a)	4.1500	04/15/25	486,447
1,300,000	Public Service Enterprise Group, Inc.	0.8410	11/08/23	1,269,218
464,000	Xcel Energy, Inc.	0.5000	10/15/23	453,567
				3,774,631
	ENTERTAINMENT CONTENT — 0.8%
1,000,000	Walt Disney Company (The) B	7.7500	01/20/24	1,017,989

	FOOD — 3.0%
150,000	Cargill, Inc.(a)	0.4000	02/02/24	145,158
1,415,000	Conagra Brands, Inc.	0.5000	08/11/23	1,395,778
950,000	Danone S.A.(a)	2.5890	11/02/23	937,294
250,000	Mondelez International, Inc. B	2.1250	03/17/24	243,262
1,000,000	Nestle Holdings, Inc.(a)	3.3500	09/24/23	995,662
				3,717,154
	GAS & WATER UTILITIES — 1.6%
1,000,000	Korea Gas Corporation(a)	3.8750	02/12/24	991,710
1,000,000	Southern Company Gas Capital Corporation	2.4500	10/01/23	987,154
				1,978,864
	HEALTH CARE FACILITIES & SERVICES — 1.7%
200,000	Cigna Corporation	3.7500	07/15/23	199,280
434,000	Cigna Corporation	0.6130	03/15/24	416,996
500,000	CVS Health Corporation	4.0000	12/05/23	496,012
500,000	Laboratory Corp of America Holdings	4.0000	11/01/23	495,805
500,000	Laboratory Corp of America Holdings	3.2500	09/01/24	488,343
				2,096,436
	HOME CONSTRUCTION — 0.6%
700,000	Fortune Brands Home & Security, Inc.	4.0000	09/21/23	697,694

	HOUSEHOLD PRODUCTS — 0.4%
500,000	Kimberly-Clark Corporation	2.4000	06/01/23	498,903

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
500,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	$ 494,434
500,000	Citigroup Global Markets Holdings, Inc.		2.8500	06/27/23	495,097
1,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	992,100
500,000	Goldman Sachs Group, Inc. (The)		1.2170	12/06/23	488,303
200,000	Morgan Stanley(c)	SOFRRATE + 0.466%	0.5600	11/10/23	199,781
500,000	Morgan Stanley MTN(d)	SOFRRATE + 0.455%	5.2640	01/25/24	499,636
					3,169,351
	INSURANCE — 1.1%
500,000	American International Group, Inc.		4.1250	02/15/24	496,939
338,000	Liberty Mutual Group, Inc.(a)		4.2500	06/15/23	337,290
500,000	Pacific Life Insurance Company(a)		7.9000	12/30/23	506,462
					1,340,691
	LEISURE FACILITIES & SERVICES — 0.4%
500,000	Marriott International, Inc.		4.1500	12/01/23	496,447

	MEDICAL EQUIPMENT & DEVICES — 1.2%
300,000	Baxter International, Inc.		0.8680	12/01/23	291,642
600,000	Becton Dickinson and Company		3.7340	12/15/24	588,132
595,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	583,226
					1,463,000
	OIL & GAS PRODUCERS — 3.5%
950,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	945,620
480,000	Eni SpA(a)		4.0000	09/12/23	479,432
1,000,000	Phillips 66		0.9000	02/15/24	966,736
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.8500	10/15/23	991,449
1,000,000	USX Corporation/Consolidated		8.1250	07/15/23	1,006,662
					4,389,899
	REAL ESTATE INVESTMENT TRUSTS — 3.3%
382,000	American Tower Corporation		3.0000	06/15/23	381,469
1,000,000	American Tower Corporation		0.6000	01/15/24	966,146
1,500,000	Crown Castle International Corporation		3.1500	07/15/23	1,493,206
750,000	Crown Castle International Corporation		3.2000	09/01/24	730,661
375,000	Office Properties Income Trust		4.2500	05/15/24	354,243

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.3% (Continued)
200,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.6250	05/01/24	$ 199,204
					4,124,929
	RETAIL - CONSUMER STAPLES — 0.4%
500,000	Walgreens Boots Alliance, Inc.		0.9500	11/17/23	488,062

	SOFTWARE — 1.8%
500,000	Oracle Corporation		3.6250	07/15/23	498,245
500,000	Oracle Corporation		2.4000	09/15/23	494,560
1,300,000	VMware, Inc.		0.6000	08/15/23	1,282,149
					2,274,954
	SPECIALTY FINANCE — 4.2%
500,000	AerCap Ireland Capital DAC / AerCap Global		4.8750	01/16/24	496,056
1,000,000	Ally Financial, Inc.		3.0500	06/05/23	995,738
500,000	Ally Financial, Inc.		1.4500	10/02/23	488,899
1,500,000	American Express Company		3.4000	02/22/24	1,479,771
759,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	759,000
750,000	Capital One Financial Corporation(d)	SOFRRATE + 0.690%	1.3430	12/06/24	725,734
279,000	SMBC Aviation Capital Finance DAC(a)		4.1250	07/15/23	277,833
					5,223,031
	TECHNOLOGY HARDWARE — 0.8%
1,000,000	Hewlett Packard Enterprise Company		4.4500	10/02/23	994,805

	TECHNOLOGY SERVICES — 0.7%
300,000	Fiserv, Inc.		3.8000	10/01/23	298,003
600,000	International Business Machines Corporation		3.6250	02/12/24	593,380
					891,383
	TELECOMMUNICATIONS — 2.8%
980,000	British Telecommunications plc		4.5000	12/04/23	975,357
1,672,000	Deutsche Telekom International Finance BV(a)		2.4850	09/19/23	1,653,555
383,000	Sprint Corporation		7.8750	09/15/23	386,290
500,000	T-Mobile USA, Inc.		3.5000	04/15/25	486,359
					3,501,561

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.8% (Continued)
	TRANSPORTATION & LOGISTICS — 0.9%
1,115,000	Penske Truck Leasing Company Lp / PTL Finance(a)			4.1250	08/01/23	$ 1,109,576

	TRANSPORTATION EQUIPMENT — 0.2%
250,000	Daimler Trucks Finance North America, LLC(a)			1.1250	12/14/23	243,072

	TOTAL CORPORATE BONDS (Cost $76,220,519)					75,370,618

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 33.3%
	U.S. TREASURY BILLS — 33.3%
39,800,000	United States Treasury Bill(e)			–	05/04/23	39,786,261
1,000,000	United States Treasury Note			2.2500	03/31/24	976,840
500,000	United States Treasury Note			2.5000	04/30/24	488,617
						41,251,718
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $41,278,307)					41,251,718

Contracts(f)
	INDEX OPTIONS PURCHASED - 0.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.3%
50	S&P 500 INDEX	IB	05/19/2023	$ 4,300	$ 21,500,000	$ 35,750
25	S&P 500 INDEX	IB	06/16/2023	4,200	10,500,000	194,875
10	S&P 500 INDEX	IB	07/21/2023	4,100	4,100,000	189,950
	TOTAL CALL OPTIONS PURCHASED (Cost - $896,616)					420,575

	PUT OPTIONS PURCHASED - 0.2%
15	S&P 500 INDEX	IB	05/19/2023	$ 4,100	$ 6,150,000	$ 42,075
25	S&P 500 INDEX	IB	06/16/2023	4,000	10,000,000	95,375
10	S&P 500 INDEX	IB	07/21/2023	3,900	3,900,000	47,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $546,568)					185,400

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,443,184)					605,975

	TOTAL INVESTMENTS - 94.6% (Cost $118,942,010)					$ 117,228,311
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.4%					6,737,824
	NET ASSETS - 100.0%					$ 123,966,135

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
275	CME E-Mini Standard & Poor's 500 Index Future	06/16/2023	$ 57,591,875	$ 2,885,000
TOTAL FUTURES CONTRACTS
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
IB	- Interactive Brokers
LLC	- Limited Liability Company
LP	- Limited Partnership
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2023 the total market value of 144A securities is $19,795,887 or 16.0% of net assets.
(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2023.
(c)	Variable rate security; the rate shown represents the rate on April 30, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Zero coupon bond.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.